Subsequent Events	12 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
26.
SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred up through July 25, 2025, which is the date that these consolidated financial statements are available to be issued. There were no other material subsequent events that require disclosure in these consolidated financial statements, other than the events detailed below.

On April 28, 2025, SEC declared the registration statement on Form F-1, as amended (File Number 333-282986) for initial public offering to be effective. Subsequently, on May 13, 2025, the Group completed initial public offering in which issuing and selling an aggregate of 3,703,704 Ordinary Shares, at a price of $9 per share, generating total gross proceeds of $33.3 million before deducting underwriting discounts and other offering expenses.

In addition, the Company issued to Roth Capital Partners, LLC, as the representative of the underwriters of the initial public offering, warrants to purchase 92,593 Ordinary Shares, which is equal to 2.5% of the aggregate number of Ordinary Shares issued in the public offering. The exercise price of the representative's warrants is equal to 120% of the price of the Ordinary Shares offered, may be exercised on a cashless basis and will be exercisable three years following the closing date.